Taxation - Schedule of effective tax rates reconciliation (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax [Abstract]
Income (loss) before taxation	$ (82,252)	$ 828,256	$ 1,000,344
Income tax benefit (expense)	$ 97,997	$ (197,324)	$ (240,643)
Effective tax rate	119.10%	23.80%	24.10%
Expected tax at statutory U.S. federal income tax rate	21.00%	21.00%	21.00%
State income taxes, net of federal tax benefit	2.10%	3.00%	3.10%
Federal credits	96.90%	0.00%	0.00%
Other, net	(0.90%)	(0.20%)	0.00%